Trade and Other Payables - Summary of Other Non-current Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Trade and other non-current payables [abstract]
Other payables (Note 33, Note 36)	¥ 176,302	$ 24,883	¥ 160,091